ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 item	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Certificates of Deposits Pledged For Loans From Third Parties			$ 15,327
Amount pledged from proceeds received from two third parties under a short-term loan arrangement		$ 15,327
Number of third parties to whom loan was repaid | item	1